SEGMENT INFORMATION - Disclosure of disaggregated revenue information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Revenues	$ 57,075	$ 58,998	$ 49,582
Individuals and communities
SEGMENT INFORMATION
Revenues	20,913	22,161	22,331
Institutions and payers
SEGMENT INFORMATION
Revenues	35,246	36,349	26,774
Others
SEGMENT INFORMATION
Revenues	916	488	477
Europe
SEGMENT INFORMATION
Revenues	14,067	13,374	17,942
Europe | Individuals and communities
SEGMENT INFORMATION
Revenues	0	0	0
Europe | Institutions and payers
SEGMENT INFORMATION
Revenues	14,067	13,374	17,942
Europe | Others
SEGMENT INFORMATION
Revenues	0	0	0
Israel
SEGMENT INFORMATION
Revenues	42,092	45,138	31,190
Israel | Individuals and communities
SEGMENT INFORMATION
Revenues	20,913	22,161	22,331
Israel | Institutions and payers
SEGMENT INFORMATION
Revenues	21,179	22,975	8,832
Israel | Others
SEGMENT INFORMATION
Revenues	0	2	27
ROW
SEGMENT INFORMATION
Revenues	916	486	450
ROW | Individuals and communities
SEGMENT INFORMATION
Revenues	0	0	0
ROW | Institutions and payers
SEGMENT INFORMATION
Revenues	0	0	0
ROW | Others
SEGMENT INFORMATION
Revenues	$ 916	$ 486	$ 450